Equity - Distributions (Details) - USD ($) $ in Thousands																	2 Months Ended	11 Months Ended	12 Months Ended
	May 01, 2024	Apr. 01, 2024	Mar. 01, 2024	Feb. 01, 2024	Jan. 02, 2024	Dec. 01, 2023	Nov. 02, 2023	Oct. 02, 2023	Sep. 01, 2023	Aug. 01, 2023	Jul. 03, 2023	Jun. 01, 2023	May 01, 2023	Mar. 31, 2023	Mar. 01, 2023	Feb. 01, 2023	Apr. 02, 2024	Jan. 03, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Paid in Cash	$ 7,373	$ 7,607	$ 7,145	$ 7,610	$ 7,606	$ 7,964	$ 7,352	$ 7,003	$ 7,226	$ 7,232	$ 7,145	$ 7,373	$ 7,114	$ 7,420	$ 6,679	$ 7,386	$ 29,735	$ 87,500
Value of Shares Issued under DRP	1,757	1,821	1,691	1,787	1,786	1,746	1,841	1,872	1,935	1,926	1,871	1,934	1,888	1,942	1,777	1,975	7,056	22,493	$ 7,056	$ 22,493
Total	$ 9,130	$ 9,428	$ 8,836	$ 9,397	$ 9,392	$ 9,710	$ 9,193	$ 8,875	$ 9,161	$ 9,158	$ 9,016	$ 9,307	$ 9,002	$ 9,362	$ 8,456	$ 9,361	$ 36,791	$ 109,993